Right of use assets and lease obligations - Narratives (Details) - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Impairment loss	$ 590
Minimum
Disclosure of quantitative information about right-of-use assets [line items]
Term of lease contract	5 years
Maximum
Disclosure of quantitative information about right-of-use assets [line items]
Term of lease contract	10 years
General and administrative expenses
Disclosure of quantitative information about right-of-use assets [line items]
Variable lease operating costs	$ 4,806	$ 3,420